Inventory (Tables)	9 Months Ended
Sep. 30, 2012
Inventory [Abstract]
Summary of Inventory

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Raw materials	$1,509	$3,463	$4,080
Work in process	154	418	347

Total inventory	1,663	3,881	4,427
Allowance for obsolescence	(57)	(84)	(84)

Inventory, net of allowance	$1,606	$3,797	$4,343